Employee costs and share plans for employees, Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee costs and share plans for employees
Salaries	$ 5,004	$ 4,664	$ 4,603
Social security costs	570	584	567
Pension costs	378	426	484
Other employment costs	534	610	474
Total employee benefits expense	6,486	6,284	6,128
Severance costs	$ 225	$ 578	$ 338